Intangible Assets - Future annual amortization (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
2024 (remaining 3 months)	$ 654,774
2024	1,754,329	$ 2,800,623
2025	1,442,186	1,754,329
2026	1,212,871	1,442,186
2027	996,636	1,212,871
2028		765,091
Thereafter		996,637
Thereafter	765,091
Total	$ 6,825,887	$ 8,971,737	$ 12,244,484	$ 25,293,149